PROPERTY, PLANT AND EQUIPMENT - Supplemental information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Interest capitalized to property, plant and equipment	$ 458	$ 1,976	$ 2,277
Weighted average capitalization rates	4.94%	7.56%